                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the semi annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

                            A SHARES             B SHARES             C SHARES           R SHARES         I SHARES
                         since 8/03/60        since 5/01/92        since 7/06/93      since 10/01/02   since 12/23/04
---------------------------------------------------------------------------------------------------------------------
AVERAGE                            W/MAX                W/MAX                W/MAX
ANNUAL                             5.75%                5.00%                1.00%
TOTAL                  W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES        W/O SALES
RETURNS                 CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES          CHARGES

Since Inception         11.10%     10.95%    11.84%     11.84%    11.33%     11.33%       14.11%            4.45%

10-year                 12.08      11.42     11.53      11.53     11.24      11.24           NA               NA

5-year                   6.86       5.61      6.05       5.81      6.11       6.11           NA               NA

1-year                  10.90       4.52      9.98       4.98     10.07       9.07        10.58               NA

6-month                  1.91      -3.99      1.56      -3.42      1.67       0.68         1.78             2.16
---------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is generally representative of the U.S. market for large capitalization value stocks. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Equity and Income Fund is managed by the Adviser's Equity Income and Taxable Fixed Income teams.(1) Current members of the Equity Income team include James A. Gilligan, Managing Director of the Adviser; James O. Roeder, Executive Director of the Adviser and Thomas B. Bastian, Sergio Marcheli, and Vincent E. Vizachero, Vice Presidents of the Adviser. David S. Horowitz, Managing Director of the Adviser, is a current member of the Taxable Fixed Income team.

MARKET CONDITIONS

Stock market performance was generally flat during the six-month period ended June 30, 2005. The strong equity rally of the fourth quarter of 2004 met a headwind in 2005 as many investors rushed to lock in gains. This profit taking was not surprising, but few expected the downdraft to persist for most of the first quarter. High oil prices and rising interest rates also threatened to stifle future economic growth.

Yet, a moderately growing economy, strengthening consumer confidence, as well as corporate earnings growth and strong balance sheets helped buoy the market as the reporting period progressed. Inflation appeared to be contained. Sentiment improved as investors began to speculate that the Federal Reserve was nearing the end of its increases to the federal funds target rate. In this environment, value stocks, in which the fund invests, generally produced better results than growth stocks.

Bonds generally outperformed stocks during the period, but like stocks, the bond market's gains were muted on an absolute basis. Investors seemed to prefer government issues and higher quality corporate bonds over lower quality names.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 1.91 percent for the six months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the Russell 1000 Value Index and the Standard & Poor's 500 Index, returned 1.76 and -0.81 percent for the period, respectively.

TOTAL RETURNS FOR THE 6-MONTH PERIOD ENDED JUNE 30, 2005

-------------------------------------------------------------------------------------
                                                        RUSSELL 1000    S&P 500
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX     INDEX

       1.91%     1.56%     1.67%     1.78%     2.16%        1.76%       -0.81%
-------------------------------------------------------------------------------------

THE PERFORMANCE FOR THE FIVE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Energy holdings added the most to the fund's overall return. Refining companies led the group, driven by the wider profit margins gained from the high price of crude oil. These companies' budgets were structured based on oil prices estimated in the $25 to $30 per barrel range. As crude climbed upwards of $50 per barrel, the refiners were able to capture significantly higher than expected operating margins.

Exposure to health care equipment and services stocks generated particularly strong performance among the fund's health care holdings, due to company specific positive events. Utilities stocks performed well for the fund, as these companies successfully passed higher fuel costs onto their customers. The market also rewarded utilities companies for their defensive traits and yield potential.

Underperformance in the portfolio came from the consumer discretionary sector, primarily media-related holdings. Radio companies continued to struggle with generating advertising revenues--typically a mainstay of their earnings--as the radio industry contended with alternative formats, such as satellite radio and the Apple iPod and its imitators.

Industrials and telecommunication services also detracted from the fund's performance. Unlike utilities companies, industrial companies have been unable to transfer their higher raw material costs to their customers.
Telecommunication services have continued to languish under the industry's overcapacity, and face a new threat from cable phone service.

The fund's fixed income position was slightly additive to performance. The fund focuses on investment-grade corporate bonds and Treasury securities. This emphasis on credit quality served the fund well during the period, as the market favored these sectors over more risky high-yield issuers.

During the six month period, the fund's stock and bond proportions remained fairly constant. However, the convertible securities weighting increased slightly, thanks to attractively valued new issuance and more attractive prices. As of the end of the reporting period, the fund held 66.3 percent in stocks,
24.7 percent in bonds and 2.3 percent in convertible securities.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/05
Bristol-Myers Squibb Co.                                        1.8%
J.P. Morgan Chase & Co.                                         1.7
Bayer AG--ADR (Germany)                                         1.6
Citigroup, Inc.                                                 1.5
United States Treasury
Notes--3.875 Coupon, 2/15/13 Maturity                           1.4
Unilever NV                                                     1.4
Roche Holdings AG--ADR (Switzerland)                            1.4
United States Treasury
Notes--4.250% Coupon, 8/15/13 Maturity                          1.4
Time Warner, Inc.                                               1.4
General Electric Co.                                            1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
U.S. Government Obligations                                      10.8%
Pharmaceuticals                                                   8.7
Integrated Oil & Gas                                              4.5
Investment Banking & Brokerage                                    3.5
Electric Utilities                                                3.3
Other Diversified Financial Services                              3.3
Property & Casualty                                               3.2
Movies & Entertainment                                            3.0
Biotechnology                                                     2.4
Packaged Foods & Meats                                            2.4
Thrifts & Mortgage Finance                                        2.4
Diversified Chemicals                                             2.3
Industrial Conglomerates                                          2.2
Oil & Gas Equipment & Services                                    1.7
Aerospace & Defense                                               1.5
Automobile Manufacturers                                          1.5
Broadcasting & Cable TV                                           1.5
Brokerage                                                         1.2
Life & Health Insurance                                           1.2
Oil & Gas Refining & Marketing                                    1.2
Wireline Communications                                           1.2
Banking                                                           1.1
Hypermarkets & Super Centers                                      1.1
Integrated Telecommunication Services                             1.1
Managed Health Care                                               1.1
Communications Equipment                                          1.0
Diversified Banks                                                 1.0
Semiconductor Equipment                                           1.0
Computer Hardware                                                 0.9
Health Care Supplies                                              0.9
Integrated Energy                                                 0.9
Soft Drinks                                                       0.9
Systems Software                                                  0.9
Department Stores                                                 0.8
Electric                                                          0.8
Gold                                                              0.8
Semiconductors                                                    0.8
Automotive                                                        0.7
Industrial Machinery                                              0.7
Tobacco                                                           0.7
Wireless Telecommunication Services                               0.7
Food/Beverage                                                     0.6
Gas Utilities                                                     0.6
Household Products                                                0.6
Asset Management & Custody Banks                                  0.5
General Merchandise Stores                                        0.5
Health Care Equipment                                             0.5
Multi-line Insurance                                              0.5
Paper                                                             0.5
Railroads                                                         0.5
Noncaptive-Consumer Finance                                       0.4
Oil & Gas Storage & Transportation                                0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Regional Banks                                                    0.4
Technology                                                        0.4
Airlines                                                          0.3
Chemicals                                                         0.3
Electronic Equipment Manufacturers                                0.3
Financial                                                         0.3
Health Care Services                                              0.3
Hotels, Resorts & Cruise Lines                                    0.3
Media-Noncable                                                    0.3
Motorcycle Manufacturers                                          0.3
Restaurants                                                       0.3
Services                                                          0.3
Telecommunications                                                0.3
Diversified Manufacturing                                         0.2
Health Care Distributors                                          0.2
Healthcare                                                        0.2
Housewares & Specialties                                          0.2
Media-Cable                                                       0.2
Noncaptive-Diversified Finance                                    0.2
Oil Field Services                                                0.2
Sovereigns                                                        0.2
Supermarkets                                                      0.2
Commodity Chemicals                                               0.1
Construction Machinery                                            0.1
Electronic Manufacturing Services                                 0.1
Independent Energy                                                0.1
Life Insurance                                                    0.1
Lodging                                                           0.1
Natural Gas Pipelines                                             0.1
Retail                                                            0.1
Specialty Stores                                                  0.1
                                                                -----
Total Long-Term Investments                                      93.3%
Short-Term Investments                                            6.6
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/01/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/05           6/30/05       1/1/05-6/30/05
Class A
  Actual......................................    $1,000.00        $1,019.15          $3.88
  Hypothetical................................     1,000.00         1,020.99           3.88
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,015.61           7.65
  Hypothetical................................     1,000.00         1,017.19           7.65
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,016.74           7.65
  Hypothetical................................     1,000.00         1,017.19           7.65
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00         1,017.80           5.15
  Hypothetical................................     1,000.00         1,019.69           5.16
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,021.60           2.66
  Hypothetical................................     1,000.00         1,022.19           2.66
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.53%, 1.53%, 1.03%, and 0.53% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  60.8%
AEROSPACE & DEFENSE  1.3%
Northrop Grumman Corp. .....................................   1,684,300   $  93,057,575
Raytheon Co. ...............................................   2,203,200      86,189,184
                                                                           -------------
                                                                             179,246,759
                                                                           -------------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
State Street Corp. .........................................   1,471,000      70,975,750
                                                                           -------------

AUTOMOBILE MANUFACTURERS  0.8%
Honda Motor Co., Ltd.--ADR (Japan)..........................   4,401,331     108,316,756
                                                                           -------------

BANKING  0.2%
MBNA Corp. .................................................   1,106,000      28,932,960
                                                                           -------------

BIOTECHNOLOGY  0.7%
Applera Corp. ..............................................   1,037,170      20,401,134
Chiron Corp. (a)............................................   2,288,000      79,828,320
                                                                           -------------
                                                                             100,229,454
                                                                           -------------
BROADCASTING & CABLE TV  1.2%
Clear Channel Communications, Inc. .........................   5,512,000     170,486,160
                                                                           -------------

COMMODITY CHEMICALS  0.1%
Lanxess, AG (Germany) (a)...................................     683,360      15,285,734
                                                                           -------------

COMMUNICATIONS EQUIPMENT  1.0%
Motorola, Inc. .............................................   7,620,100     139,143,026
                                                                           -------------

COMPUTER HARDWARE  0.9%
Hewlett-Packard Co. ........................................   5,522,000     129,822,220
                                                                           -------------

DEPARTMENT STORES  0.8%
Kohl's Corp. (a)............................................   1,888,600     105,591,626
                                                                           -------------

DIVERSIFIED BANKS  0.9%
Bank of America Corp. ......................................   2,696,900     123,005,609
                                                                           -------------

DIVERSIFIED CHEMICALS  2.3%
Bayer AG--ADR (Germany).....................................   6,833,600     227,422,208
Dow Chemical Co. ...........................................   2,053,550      91,444,581
                                                                           -------------
                                                                             318,866,789
                                                                           -------------
ELECTRIC UTILITIES  2.5%
American Electric Power Co., Inc. ..........................   2,227,000      82,109,490
Entergy Corp. ..............................................   1,302,000      98,366,100
Exelon Corp. ...............................................   1,386,800      71,184,444
FirstEnergy Corp. ..........................................   2,064,600      99,327,906
                                                                           -------------
                                                                             350,987,940
                                                                           -------------
GENERAL MERCHANDISE STORES  0.5%
Target Corp. ...............................................   1,161,800      63,213,538
                                                                           -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
GOLD  0.8%
Newmont Mining Corp. .......................................   2,698,200   $ 105,310,746
                                                                           -------------

HEALTH CARE DISTRIBUTORS  0.2%
McKesson Corp. .............................................     469,630      21,034,728
                                                                           -------------

HEALTH CARE SUPPLIES  0.9%
Bausch & Lomb, Inc. ........................................   1,490,720     123,729,760
                                                                           -------------

HOTELS, RESORTS & CRUISE LINES  0.3%
Marriott International, Inc., Class A.......................     665,800      45,420,876
                                                                           -------------

HOUSEHOLD PRODUCTS  0.6%
Kimberly-Clark Corp. .......................................   1,434,000      89,754,060
                                                                           -------------

HYPERMARKETS & SUPER CENTERS  1.1%
Wal-Mart Stores, Inc. ......................................   3,092,000     149,034,400
                                                                           -------------

INDUSTRIAL CONGLOMERATES  2.2%
General Electric Co. .......................................   5,254,500     182,068,425
Siemens AG--ADR (Germany)...................................   1,733,000     125,902,450
                                                                           -------------
                                                                             307,970,875
                                                                           -------------
INDUSTRIAL MACHINERY  0.7%
Ingersoll-Rand Co., Class A (Bermuda).......................     846,160      60,373,516
Parker Hannifin Corp. ......................................     535,100      33,181,551
                                                                           -------------
                                                                              93,555,067
                                                                           -------------
INTEGRATED OIL & GAS  4.5%
BP PLC--ADR (United Kingdom)                                   2,742,000     171,045,960
ConocoPhillips..............................................   2,603,500     149,675,215
Exxon Mobil Corp. ..........................................   2,183,700     125,497,239
Royal Dutch Petroleum Co.
(Netherlands)...............................................   2,791,000     181,135,900
                                                                           -------------
                                                                             627,354,314
                                                                           -------------
INTEGRATED TELECOMMUNICATION SERVICES  1.1%
France Telecom--ADR (France)................................   2,780,700      81,029,598
Sprint Corp. ...............................................   3,051,250      76,555,863
                                                                           -------------
                                                                             157,585,461
                                                                           -------------
INVESTMENT BANKING & BROKERAGE  3.3%
Charles Schwab Corp. .......................................   8,400,940      94,762,603
Goldman Sachs Group, Inc. ..................................     377,000      38,461,540
Lehman Brothers Holdings, Inc. .............................   1,559,960     154,872,829
Merrill Lynch & Co., Inc. ..................................   3,194,200     175,712,942
                                                                           -------------
                                                                             463,809,914
                                                                           -------------
LIFE & HEALTH INSURANCE  1.0%
Aegon N.V. (Netherlands)....................................   2,190,700      28,194,309
Prudential Financial, Inc. .................................   1,595,602     104,767,227
                                                                           -------------
                                                                             132,961,536
                                                                           -------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
MANAGED HEALTH CARE  1.1%
Cigna Corp. ................................................   1,448,400   $ 155,022,252
                                                                           -------------

MOVIES & ENTERTAINMENT  3.0%
Time Warner, Inc. ..........................................  11,486,400     191,937,744
Viacom, Inc., Class B.......................................   2,874,400      92,038,288
Walt Disney Co. ............................................   5,130,600     129,188,508
                                                                           -------------
                                                                             413,164,540
                                                                           -------------
MULTI-LINE INSURANCE  0.5%
Hartford Financial Services Group, Inc. ....................     967,800      72,372,084
                                                                           -------------

OIL & GAS EQUIPMENT & SERVICES  1.3%
Schlumberger Ltd............................................   2,310,600     175,466,964
                                                                           -------------

OIL & GAS REFINING & MARKETING  0.9%
Valero Energy Corp. ........................................   1,551,600     122,747,076
                                                                           -------------

OIL & GAS STORAGE & TRANSPORTATION  0.4%
Williams Cos., Inc. ........................................   3,000,000      57,000,000
                                                                           -------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.2%
Citigroup, Inc. ............................................   4,380,000     202,487,400
J.P. Morgan Chase & Co. ....................................   6,827,520     241,148,006
                                                                           -------------
                                                                             443,635,406
                                                                           -------------
PACKAGED FOODS & MEATS  2.4%
Cadbury Schweppes PLC--ADR (United Kingdom).................   2,141,819      82,095,922
Kraft Foods, Inc. ..........................................   1,902,300      60,512,163
Unilever NV (Netherlands)...................................   2,990,000     193,841,700
                                                                           -------------
                                                                             336,449,785
                                                                           -------------
PHARMACEUTICALS  7.6%
Bristol-Myers Squibb Co. ...................................  10,009,000     250,024,820
Eli Lilly & Co. ............................................   2,176,000     121,224,960
GlaxoSmithKline PLC--ADR (United Kingdom)...................   1,532,600      74,346,426
Roche Holdings AG--ADR (Switzerland)........................   3,057,100     193,529,716
Sanofi Aventis--ADR (France)................................   2,534,200     104,159,928
Schering-Plough Corp. ......................................   9,337,000     177,963,220
Wyeth, Inc. ................................................   2,907,000     129,361,500
                                                                           -------------
                                                                           1,050,610,570
                                                                           -------------
PROPERTY & CASUALTY  2.2%
Chubb Corp. ................................................   1,885,700     161,434,777
St. Paul Travelers Cos., Inc. ..............................   3,478,657     137,511,311
                                                                           -------------
                                                                             298,946,088
                                                                           -------------
RAILROADS  0.3%
Norfolk Southern Corp. .....................................   1,492,850      46,218,636
                                                                           -------------

REGIONAL BANKS  0.4%
PNC Financial Services Group, Inc. .........................   1,086,000      59,143,560
                                                                           -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
RESTAURANTS  0.3%
McDonald's Corp. ...........................................   1,302,090   $  36,132,998
                                                                           -------------

SEMICONDUCTOR EQUIPMENT  0.6%
Micron Technology, Inc. (a).................................   7,458,000      76,146,180
                                                                           -------------

SEMICONDUCTORS  0.8%
Intel Corp. ................................................   4,110,000     107,106,600
                                                                           -------------

SERVICES  0.3%
Equifax, Inc. ..............................................   1,321,500      47,190,765
                                                                           -------------

SOFT DRINKS  0.9%
Coca-Cola Co. ..............................................   2,853,300     119,125,275
                                                                           -------------

SYSTEMS SOFTWARE  0.8%
Symantec Corp. (a)..........................................   5,407,000     117,548,180
                                                                           -------------

THRIFTS & MORTGAGE FINANCE  1.1%
Freddie Mac.................................................   2,357,300     153,766,679
                                                                           -------------

TOBACCO  0.6%
Altria Group, Inc. .........................................   1,342,800      86,825,448
                                                                           -------------

WIRELESS TELECOMMUNICATION SERVICES  0.7%
Nextel Communications, Inc., Class A (a)....................   2,919,300      94,322,583
                                                                           -------------

WIRELINE COMMUNICATIONS  1.0%
Verizon Communications, Inc. ...............................   3,890,112     134,403,370
                                                                           -------------

TOTAL COMMON STOCKS  60.8%..............................................   8,424,971,097
                                                                           -------------
CONVERTIBLE PREFERRED STOCKS  5.5%

ADVERTISING  0.0%
Interpublic Group Cos., Inc. ...............................      44,700       2,007,030
                                                                           -------------

AEROSPACE & DEFENSE  0.1%
Coltec Capital Trust--TIDES.................................     400,000      19,600,000
                                                                           -------------

AIRLINES  0.0%
Continental Airlines Fin Trust II...........................     150,000       3,412,500
                                                                           -------------

DIVERSIFIED CHEMICALS  0.0%
Huntsman Corp. .............................................      65,200       3,005,720
                                                                           -------------

GAS UTILITIES  0.2%
El Paso Energy Capital Trust I..............................     820,900      31,235,245
                                                                           -------------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  0.5%
Baxter International........................................   1,203,500   $  66,541,515
                                                                           -------------

HEALTH CARE SERVICES  0.3%
Omnicare Capital Trust II...................................     599,800      34,788,400
                                                                           -------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I--QUIPS.............................     696,100      30,541,387
                                                                           -------------

INTEGRATED ENERGY  0.7%
Amerada Hess Corp.--ACES....................................   1,000,000      91,630,000
                                                                           -------------

LIFE & HEALTH INSURANCE  0.3%
Conseco, Inc. ..............................................     600,000      16,650,000
Unumprovident Corp. ........................................     629,400      22,633,224
                                                                           -------------
                                                                              39,283,224
                                                                           -------------
OIL & GAS REFINING & MARKETING  0.3%
El Paso Corp., 144A--Private Placement (b)..................      42,000      44,772,000
                                                                           -------------

PHARMACEUTICALS  0.4%
Schering-Plough Corp. ......................................   1,189,000      60,639,000
                                                                           -------------

PROPERTY & CASUALTY  0.7%
Chubb Corp. ................................................   1,314,700      41,715,431
St Paul Cos., Inc. .........................................     440,000      30,404,000
Travelers Property Casualty Co. (a).........................     905,200      20,258,376
                                                                           -------------
                                                                              92,377,807
                                                                           -------------
SPECIALTY STORES  0.2%
United Rentals Trust I......................................     475,000      19,950,000
                                                                           -------------

TELECOMMUNICATIONS  0.3%
Lucent Technologies Capital Trust...........................      42,700      41,829,987
                                                                           -------------

THRIFTS & MORTGAGE FINANCE  1.3%
Federal National Mortgage Association.......................       1,177     114,291,997
Sovereign Capital Trust IV..................................   1,389,900      61,503,075
                                                                           -------------
                                                                             175,795,072
                                                                           -------------

TOTAL CONVERTIBLE PREFERRED STOCKS  5.5%................................     757,408,887
                                                                           -------------

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           CORPORATE BONDS  4.5%
           AEROSPACE & DEFENSE  0.1%
$  3,579   Raytheon Co.................................. 4.500%   11/15/07   $     3,590,936
   1,473   Raytheon Co.................................. 6.150    11/01/08         1,555,448

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           AEROSPACE & DEFENSE (CONTINUED)
$  1,850   Raytheon Co.................................. 8.300%   03/01/10   $     2,146,055
                                                                             ---------------
                                                                                   7,292,439
                                                                             ---------------
           AUTOMOTIVE  0.1%
   3,730   Daimler Chrysler NA Holding Corp. ........... 7.750    01/18/11         4,215,217
   1,505   Daimler Chrysler NA Holding Corp. ........... 7.300    01/15/12         1,683,946
   1,105   Ford Motor Co. .............................. 7.450    07/16/31           924,832
   3,120   Ford Motor Credit Co. ....................... 7.375    10/28/09         3,051,585
   4,155   Ford Motor Credit Co. ....................... 7.250    10/25/11         4,003,172
     635   General Motors Acceptance Corp. ............. 4.500    07/15/06           626,469
   1,075   General Motors Corp. ........................ 7.125    07/15/13           967,500
   2,165   General Motors Corp. ........................ 8.375    07/15/33         1,818,600
                                                                             ---------------
                                                                                  17,291,321
                                                                             ---------------
           BANKING  0.7%
   8,940   Bank of America Corp. ....................... 3.375    02/17/09         8,720,174
   1,270   Bank of New York Co., Inc. .................. 5.200    07/01/07         1,294,793
   1,525   Bank of New York Co., Inc. .................. 3.800    02/01/08         1,513,585
     505   Bank One Corp. .............................. 6.000    02/17/09           532,692
   1,355   Citicorp..................................... 6.750    08/15/05         1,359,766
   5,000   Citigroup, Inc. ............................. 6.500    01/18/11         5,526,945
   3,100   Citigroup, Inc. ............................. 6.000    02/21/12         3,389,900
  13,550   Citigroup, Inc. ............................. 5.625    08/27/12        14,494,489
   2,430   FleetBoston Financial Corp. ................. 7.250    09/15/05         2,447,190
   3,250   Huntington National Bank..................... 4.375    01/15/10         3,256,461
     961   J.P. Morgan Chase & Co. ..................... 7.000    11/15/09         1,058,043
   5,480   J.P. Morgan Chase & Co. ..................... 6.750    02/01/11         6,067,423
  10,385   Marshall & Ilsey Bank........................ 3.800    02/08/08        10,308,618
   2,470   MBNA America Bank NA......................... 7.125    11/15/12         2,844,091
   7,230   MBNA Corp. .................................. 6.125    03/01/13         7,890,822
   7,290   MBNA Corp. (Variable Rate Coupon) (c)........ 3.640    05/05/08         7,338,719
     675   Sovereign Bank............................... 4.000    02/01/08           669,394
   9,800   Wachovia Corp. .............................. 3.625    02/17/09         9,643,778
   2,540   Washington Mutual Bank FA.................... 5.500    01/15/13         2,664,003
   4,110   Washington Mutual, Inc. ..................... 8.250    04/01/10         4,724,951
                                                                             ---------------
                                                                                  95,745,837
                                                                             ---------------
           BROKERAGE  0.0%
   1,385   Goldman Sachs Group, Inc. ................... 6.600    01/15/12         1,541,369
   3,925   Goldman Sachs Group, Inc. ................... 5.250    10/15/13         4,056,998
                                                                             ---------------
                                                                                   5,598,367
                                                                             ---------------
           CHEMICALS  0.1%
   2,405   ICI Wilmington, Inc. ........................ 4.375    12/01/08         2,388,595
   6,490   Sealed Air Corp., 144A--Private
           Placement (b)................................ 5.625    07/15/13         6,679,709
                                                                             ---------------
                                                                                   9,068,304
                                                                             ---------------
           CONSTRUCTION MACHINERY  0.1%
   8,555   Caterpillar Financial Services Corp. ........ 3.625    11/15/07         8,452,408
                                                                             ---------------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           CONSUMER PRODUCTS  0.0%
$  6,000   Clorox Co. (Variable Rate Coupon) (c)........ 3.525%   12/14/07   $     6,012,144
                                                                             ---------------

           DIVERSIFIED MANUFACTURING  0.2%
   3,580   Brascan Corp. (Canada)....................... 7.125    06/15/12         4,032,820
   2,785   Cooper Industries, Inc. ..................... 5.250    07/01/07         2,837,224
   1,280   Hutchison Whampoa International Ltd.,
           144A--Private Placement
           (Cayman Islands) (b)......................... 5.450    11/24/10         1,324,385
   5,425   Hutchison Whampoa International Ltd.,
           144A--Private Placement
           (Cayman Islands) (b)......................... 6.500    02/13/13         5,900,501
   3,510   Textron Financial Corp. ..................... 4.125    03/03/08         3,507,912
   4,860   United Technologies Corp. ................... 4.375    05/01/10         4,910,233
                                                                             ---------------
                                                                                  22,513,075
                                                                             ---------------
           ELECTRIC  0.5%
   1,830   Arizona Public Service Co. .................. 6.750    11/15/06         1,892,235
   4,710   Arizona Public Service Co. .................. 5.800    06/30/14         5,068,549
   4,670   Carolina Power & Light Co. .................. 5.125    09/15/13         4,829,326
   2,520   CC Funding Trust I........................... 6.900    02/16/07         2,625,805
   3,515   Cincinnati Gas & Electric Co. ............... 5.700    09/15/12         3,762,762
   5,000   Commonwealth Edison Co. ..................... 8.000    05/15/08         5,507,330
   2,390   Detroit Edison Co. .......................... 6.125    10/01/10         2,582,256
   2,355   Detroit Edison Co., Ser A, 144A--Private
           Placement (b)................................ 4.800    02/15/15         2,373,110
   4,205   Duquesne Light Co., Ser O.................... 6.700    04/15/12         4,734,746
   2,285   Entergy Gulf States, Inc. ................... 3.600    06/01/08         2,238,397
   3,340   Entergy Gulf States, Inc. (Variable Rate
           Coupon) (c).................................. 3.730    12/01/09         3,351,095
   6,505   FPL Group Capital, Inc. ..................... 3.250    04/11/06         6,473,711
   1,330   Indianapolis Power & Light Co., 144A--Private
           Placement (b)................................ 6.300    07/01/13         1,450,087
   5,535   Jersey Central Power & Light Co. ............ 5.625    05/01/16         5,897,681
   3,000   Nisource Finance Corp. (Variable Rate Coupon)
           (c).......................................... 3.854    11/23/09         3,014,745
   5,565   Pacific Gas & Electric Co. .................. 6.050    03/01/34         6,155,001
   1,255   Public Service Electric & Gas................ 5.000    01/01/13         1,296,997
   1,500   Public Service Electric & Gas................ 5.375    09/01/13         1,584,565
     780   South Carolina Electric & Gas................ 5.300    05/15/33           813,242
   1,925   Wisconsin Electric Power..................... 3.500    12/01/07         1,896,179
                                                                             ---------------
                                                                                  67,547,819
                                                                             ---------------
           ENTERTAINMENT  0.0%
   2,765   Time Warner, Inc. ........................... 6.625    05/15/29         3,090,620
   2,345   Time Warner, Inc. ........................... 7.700    05/01/32         2,976,039
                                                                             ---------------
                                                                                   6,066,659
                                                                             ---------------
           ENVIRONMENTAL & FACILITIES SERVICES  0.0%
   1,855   Waste Management, Inc. ...................... 7.375    08/01/10         2,076,572
                                                                             ---------------

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           FOOD/BEVERAGE  0.1%
$  6,250   FBG Finance, 144A--Private Placement
           (Australia) (b).............................. 5.125%   06/15/15   $     6,286,569
   4,680   Kraft Foods, Inc. ........................... 5.625    11/01/11         4,971,260
   5,420   Miller Brewing Co., 144A--Private
           Placement (b)................................ 4.250    08/15/08         5,400,255
                                                                             ---------------
                                                                                  16,658,084
                                                                             ---------------
           HEALTHCARE  0.1%
   7,140   Aetna, Inc. ................................. 7.375    03/01/06         7,290,140
   5,405   Aetna, Inc. ................................. 7.875    03/01/11         6,316,342
   2,500   Wellpoint, Inc. ............................. 3.750    12/14/07         2,469,233
   2,265   Wellpoint, Inc. ............................. 4.250    12/15/09         2,257,245
                                                                             ---------------
                                                                                  18,332,960
                                                                             ---------------
           INTEGRATED ENERGY  0.2%
   1,545   Consumers Energy Co., Ser D.................. 5.375    04/15/13         1,605,111
     700   Consumers Energy Co., Ser F.................. 4.000    05/15/10           683,444
   1,455   Consumers Energy Co., Ser H.................. 4.800    02/17/09         1,474,330
   5,000   Niagara Mohawk Power Corp., Ser G............ 7.750    10/01/08         5,497,540
   1,485   Pemex Project Funding Master Trust........... 9.125    10/13/10         1,742,648
   6,850   Pemex Project Funding Master Trust........... 7.375    12/15/14         7,699,400
   5,885   Pemex Project Funding Master Trust........... 8.625    02/01/22         7,267,975
                                                                             ---------------
                                                                                  25,970,448
                                                                             ---------------
           LIFE INSURANCE  0.1%
   5,000   American General Corp. ...................... 7.500    08/11/10         5,673,690
   1,275   Equitable Cos., Inc. ........................ 6.500    04/01/08         1,350,910
   1,145   John Hancock Financial Services, Inc. ....... 5.625    12/01/08         1,197,198
     730   John Hancock Global Funding II, 144A--Private
           Placement (b)................................ 7.900    07/02/10           849,830
   3,155   Nationwide Financial Services, Inc. ......... 6.250    11/15/11         3,479,757
   1,785   Prudential Holdings LLC, 144A--Private
           Placement (b)................................ 7.245    12/18/23         2,218,446
                                                                             ---------------
                                                                                  14,769,831
                                                                             ---------------
           LODGING  0.1%
   4,080   Hyatt Equities LLC, 144A--Private
           Placement (b)................................ 6.875    06/15/07         4,211,976
   3,395   Marriott International, Inc., Ser C.......... 7.875    09/15/09         3,834,958
   5,100   Marriott International, Inc., Ser E.......... 7.000    01/15/08         5,422,728
                                                                             ---------------
                                                                                  13,469,662
                                                                             ---------------
           MEDIA-CABLE  0.2%
   2,340   Comcast Cable Communications, Inc. .......... 6.375    01/30/06         2,373,240
   1,850   Comcast Cable Communications, Inc. .......... 6.750    01/30/11         2,043,406
   5,835   Comcast Corp. ............................... 6.500    01/15/15         6,515,659
  10,000   Cox Communications, Inc. .................... 7.250    11/15/15        11,405,230
     750   TCI Communications, Inc. .................... 7.875    02/15/26           939,342
                                                                             ---------------
                                                                                  23,276,877
                                                                             ---------------

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           MEDIA-NONCABLE  0.1%
$    895   News America, Inc. .......................... 7.300%   04/30/28   $     1,044,672
   5,000   News America, Inc. .......................... 7.625    11/30/28         6,056,810
   4,750   WPP Finance Corp. (United Kingdom)........... 5.875    06/15/14         5,030,763
                                                                             ---------------
                                                                                  12,132,245
                                                                             ---------------
           NATURAL GAS DISTRIBUTORS  0.0%
   2,160   Sempra Energy................................ 4.621    05/17/07         2,171,165
                                                                             ---------------

           NATURAL GAS PIPELINES  0.1%
   5,535   Consolidated Natural Gas Co. ................ 5.000    12/01/14         5,609,778
   1,300   Consolidated Natural Gas Co., Ser A.......... 5.000    03/01/14         1,321,007
   2,510   Consolidated Natural Gas Co., Ser C.......... 6.250    11/01/11         2,742,017
     420   Texas Eastern Transmission Corp. ............ 7.000    07/15/32           515,297
                                                                             ---------------
                                                                                  10,188,099
                                                                             ---------------
           NONCAPTIVE-CONSUMER FINANCE  0.4%
   3,535   American General Finance Corp. .............. 4.625    05/15/09         3,556,182
   6,000   American General Finance Corp. .............. 4.625    09/01/10         6,035,028
   8,205   Countrywide Home Loans, Inc. ................ 3.250    05/21/08         7,972,150
   3,285   Household Finance Corp. ..................... 6.400    06/17/08         3,481,581
   2,385   Household Finance Corp. ..................... 4.125    12/15/08         2,371,568
   1,340   Household Finance Corp. ..................... 5.875    02/01/09         1,407,732
     690   Household Finance Corp. ..................... 8.000    07/15/10           797,003
   5,940   Household Finance Corp. ..................... 6.750    05/15/11         6,601,152
   1,080   Household Finance Corp. ..................... 6.375    10/15/11         1,182,342
   5,685   Residential Cap Corp.,144A--Private
           Placement (b)................................ 6.375    06/30/10         5,718,382
   4,320   SLM Corp. ................................... 4.000    01/15/10         4,271,858
   4,835   SLM Corp. ................................... 5.000    10/01/13         4,960,942
                                                                             ---------------
                                                                                  48,355,920
                                                                             ---------------
           NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
   2,585   CIT Group, Inc. ............................. 2.875    09/29/06         2,549,412
   1,805   CIT Group, Inc. ............................. 7.375    04/02/07         1,902,434
   2,925   General Electric Capital Corp. .............. 4.250    12/01/10         2,917,585
   2,200   General Electric Capital Corp. .............. 5.875    02/15/12         2,382,217
   2,420   General Electric Capital Corp. .............. 4.750    09/15/14         2,463,303
   5,600   General Electric Capital Corp. .............. 6.750    03/15/32         6,934,038
   2,900   Household Finance Corp. ..................... 4.125    11/16/09         2,871,487
   7,935   Nationwide Building Society, 144A--Private
           Placement (United Kingdom) (b)............... 4.250    02/01/10         7,923,375
                                                                             ---------------
                                                                                  29,943,851
                                                                             ---------------
           OIL FIELD SERVICES  0.0%
     870   Panhandle Eastern Pipe Line Co., Ser B....... 2.750    03/15/07           847,640
                                                                             ---------------

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           PAPER  0.0%
$  2,910   Sappi Papier Hldg AG, 144A--Private Placement
           (Austria) (b)................................ 6.750%   06/15/12   $     3,114,134
   2,555   Weyerhaeuser Co. ............................ 6.000    08/01/06         2,601,179
                                                                             ---------------
                                                                                   5,715,313
                                                                             ---------------
           PROPERTY & CASUALTY  0.4%
  15,145   AIG Sunamerica Global Financial,
           144A--Private Placement (b).................. 6.300    05/10/11        16,526,739
   8,895   Farmers Exchange Capital, 144A--Private
           Placement (b)................................ 7.050    07/15/28         9,647,428
   2,790   Farmers Insurance Exchange Surplus, 144A--
           Private Placement (b)........................ 8.625    05/01/24         3,472,353
   1,120   Hartford Financial Services Group, Inc. ..... 2.375    06/01/06         1,100,235
     700   Hartford Financial Services Group, Inc. ..... 7.900    06/15/10           806,202
   6,330   Mantis Reef Ltd., 144A--Private Placement
           (Australia) (b).............................. 4.692    11/14/08         6,354,016
   9,720   Marsh & McLennan Cos., Inc. ................. 5.375    07/15/14         9,699,219
   6,140   St. Paul Travelers Cos., Inc. ............... 5.010    08/16/07         6,219,624
                                                                             ---------------
                                                                                  53,825,816
                                                                             ---------------
           RAILROADS  0.1%
   2,900   Burlington North Santa Fe.................... 4.575    01/15/21         2,925,891
   5,000   CSX Corp. ................................... 6.750    03/15/11         5,526,400
   5,000   Union Pacific Corp. ......................... 6.700    12/01/06         5,165,335
   2,285   Union Pacific Corp. ......................... 6.625    02/01/08         2,415,919
                                                                             ---------------
                                                                                  16,033,545
                                                                             ---------------
           RETAIL  0.1%
     625   CVS Corp., 144A--Private Placement (b)....... 6.204    10/10/25           688,714
   4,830   CVS Corp., 144A--Private Placement (b)....... 5.789    01/10/26         5,129,248
   4,000   Federated Department Stores, Inc. ........... 6.625    09/01/08         4,268,428
   2,890   Federated Department Stores, Inc. ........... 6.300    04/01/09         3,071,397
                                                                             ---------------
                                                                                  13,157,787
                                                                             ---------------
           SUPERMARKETS  0.1%
   7,665   Albertson's, Inc. ........................... 7.450    08/01/29         8,754,457
   3,700   Kroger Co. .................................. 7.250    06/01/09         4,062,785
   3,405   Safeway, Inc. ............................... 7.250    02/01/31         3,955,221
                                                                             ---------------
                                                                                  16,772,463
                                                                             ---------------
           TECHNOLOGY  0.0%
   2,990   LG Electronics, Inc., 144A--Private
           Placement (b)................................ 5.000    06/17/10         3,001,347
                                                                             ---------------

           TEXTILE  0.0%
   2,430   Mohawk Industries, Inc., Ser D............... 7.200    04/15/12         2,781,096
                                                                             ---------------

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           TOBACCO  0.1%
$  4,510   Altria Group, Inc. .......................... 7.000%   11/04/13   $     5,055,227
   2,345   Altria Group, Inc. .......................... 7.750    01/15/27         2,823,980
                                                                             ---------------
                                                                                   7,879,207
                                                                             ---------------
           TRANSPORTATION SERVICES  0.0%
   3,000   FedEx Corp. ................................. 2.650    04/01/07         2,923,053
                                                                             ---------------

           WIRELINE COMMUNICATIONS  0.3%
     253   AT&T Corp. .................................. 7.300    11/15/11           292,848
   2,635   AT&T Wireless Services, Inc. ................ 8.750    03/01/31         3,704,728
   6,075   Deutsche Telekom Intl Fin (Netherlands)...... 8.750    06/15/30         8,250,968
   6,160   France Telecom SA (France)................... 8.750    03/01/31         8,615,222
   2,310   Sprint Capital Corp. ........................ 8.750    03/15/32         3,223,517
   1,025   Telecom Italia Capital (Luxembourg).......... 4.000    11/15/08         1,010,305
   7,555   Telecom Italia Capital, 144A--Private
           Placement (Luxembourg) (b)................... 4.000    01/15/10         7,348,484
   3,000   Verizon Communications, Inc. ................ 7.510    04/01/09         3,312,810
     365   Verizon New England, Inc. ................... 6.500    09/15/11           397,478
                                                                             ---------------
                                                                                  36,156,360
                                                                             ---------------
TOTAL CORPORATE BONDS  4.5%...............................................       622,027,714
                                                                             ---------------
           CONVERTIBLE CORPORATE OBLIGATIONS  9.2%
           AIRLINES  0.2%
  15,405   American Airlines, Inc., 144A--Private
           Placement (Convertible into 887,482 common
           shares) (b).................................. 4.250    09/23/23        13,402,350
  20,000   Continental Airlines, Inc. (Convertible into
           500,000 common shares)....................... 4.500    02/01/07        17,300,000
                                                                             ---------------
                                                                                  30,702,350
                                                                             ---------------
           BIOTECHNOLOGY  1.6%
  70,000   Amgen, Inc. (Convertible into 620,207 common
           shares) LYON.................................   *      03/01/32        51,275,000
  46,533   Chiron, Corp. (Convertible into 679,908
           common shares)............................... 1.625    08/01/33        43,392,022
  36,025   Chiron, Corp., 144A--Private Placement
           (Convertible into
           537,688 common shares) (b)................... 2.750    06/30/34        34,493,937
  50,000   Medimmune, Inc. (Convertible into 733,355
           common shares)............................... 1.000    07/15/23        47,937,500
  50,000   Medtronic, Inc., Ser B (Convertible into
           808,980 common shares)....................... 1.250    09/15/21        49,812,500
                                                                             ---------------
                                                                                 226,910,959
                                                                             ---------------

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           BROADCASTING & CABLE TV  0.3%
$ 20,611   Echostar Communications Corp. (Convertible
           into 476,114 common shares).................. 5.750%   05/15/08   $    20,559,472
  21,235   Sinclair Broadcast Group, Inc. (Convertible
           into 930,849 common shares).................. 6.000    09/15/12        17,890,488
                                                                             ---------------
                                                                                  38,449,960
                                                                             ---------------
           BROKERAGE  1.1%
  64,200   Goldman Sachs Group, Inc. (Convertible into
           565,641 common shares) (e)................... 2.000    02/02/12        63,794,898
  92,200   Lehman Brothers Holdings, Inc. (Convertible
           into 797,235 common shares) (e).............. 1.500    03/23/12        87,705,250
                                                                             ---------------
                                                                                 151,500,148
                                                                             ---------------
           CHEMICALS  0.2%
  25,552   Sealed Air Corp., 144A--Private Placement
           (Convertible into 365,064 common shares)..... 3.000    06/30/33        25,392,300
                                                                             ---------------

           ELECTRIC  0.3%
  29,774   Reliant Resource, Inc., 144A--Private
           Placement (Convertible into 3,120,637 common
           shares) (b).................................. 5.000    08/15/10        44,177,173
                                                                             ---------------

           ELECTRIC UTILITIES  0.7%
   2,000   Centerpoint Energy, Inc. (Convertible into
           48,927 Time Warner, Inc. common shares)...... 2.000    09/15/29        67,346,000
   9,768   PG & E Corp. (Convertible into 647,432 common
           shares)...................................... 9.500    06/30/10        28,864,440
                                                                             ---------------
                                                                                  96,210,440
                                                                             ---------------
           ELECTRONIC EQUIPMENT MANUFACTURERS  0.3%
  46,000   Advanced Micro Devices, Inc. (Convertible
           into 1,967,494 common shares)................ 4.750    02/01/22        45,827,500
                                                                             ---------------

           ELECTRONIC MANUFACTURING SERVICES  0.1%
  11,037   Agilent Technologies, Inc. (Convertible into
           342,551 common shares)....................... 3.000    12/01/21        10,940,426
                                                                             ---------------

           FINANCIAL  0.4%
  46,500   American Express, 144A--Private Placement
           (Convertible into
           669,939 common shares) (b)................... 1.850    12/01/33        47,313,750
                                                                             ---------------

           FOOD/BEVERAGE  0.4%
  86,000   General Mills, Inc. (Convertible into 303,386
           common shares)...............................   *      10/28/22        61,060,000
                                                                             ---------------

           GAS UTILITIES  0.4%
 100,000   El Paso Corp. (Convertible into 478,720
           common shares)...............................   *      02/28/21        54,000,000
                                                                             ---------------

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           HEALTHCARE  0.1%
$ 14,000   Edwards Lifesciences Corp. (Convertible into
           256,129 common shares)....................... 3.875%   05/15/33   $    14,175,000
                                                                             ---------------

           INDEPENDENT ENERGY  0.1%
  20,717   Calpine Corp., 144A--Private Placement
           (Convertible into 3,187,232 common shares)
           (b).......................................... 4.750    11/15/23        14,916,240
                                                                             ---------------

           MEDIA-NONCABLE  0.2%
     375   Tribune Co. (Convertible into 4,538 Time
           Warner, Inc. common shares).................. 2.000    05/15/29        32,194,538
                                                                             ---------------

           OIL & GAS EQUIPMENT & SERVICES  0.4%
  40,000   Halliburton Co. (Convertible into 1,062,332
           common shares)............................... 3.125    07/15/23        55,500,000
                                                                             ---------------

           OIL FIELD SERVICES  0.2%
  45,000   Weatherford International, Inc. (Convertible
           into 449,865 common shares) (Bermuda)........   *      06/30/20        28,743,750
                                                                             ---------------

           PAPER  0.5%
 120,000   International Paper Co. (Convertible into
           1,141,332 common shares).....................   *      06/20/21        66,000,000
                                                                             ---------------

           PHARMACEUTICALS  0.7%
  15,000   Alpharma, Inc. (Convertible into 467,144
           common shares)............................... 3.000    06/01/06        19,125,000
  39,739   Teva Pharmaceutical (Convertible into
           1,048,514 common shares)..................... 0.500    02/01/24        39,142,915
   2,488   Valeant Pharmaceuticals International, 144A--
           Private Placement (Convertible into 78,704
           common shares) (b)........................... 4.000    11/15/13         2,142,790
  40,000   Watson Pharmaceuticals, Inc. (Convertible
           into 998,752 common shares).................. 1.750    03/15/23        37,300,000
                                                                             ---------------
                                                                                  97,710,705
                                                                             ---------------
           SEMICONDUCTOR EQUIPMENT  0.5%
  57,082   Micron Technology, Inc. (Convertible into
           4,842,380 common shares)..................... 2.500    02/01/10        57,224,705
   9,825   Teradyne, Inc. (Convertible into 377,884
           common shares)............................... 3.750    10/15/06         9,665,344
                                                                             ---------------
                                                                                  66,890,049
                                                                             ---------------
           SUPERMARKETS  0.1%
  31,325   Supervalu, Inc. (Convertible into 302,080
           common shares)...............................   *      11/02/31        10,807,125
                                                                             ---------------

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           TECHNOLOGY  0.4%
$ 57,236   Nortel Networks Corp. (Convertible into
           5,723,600 common shares) (Canada)............ 4.250%   09/01/08   $    53,658,750
                                                                             ---------------
TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  9.2%.............................     1,273,081,163
                                                                             ---------------
           GOVERNMENT OBLIGATIONS  11.0%
  11,490   United Mexican States (Mexico)............... 8.375    01/14/11        13,403,085
   3,155   United Mexican States (Mexico)............... 8.000    09/24/22         3,872,762
   6,510   United Mexican States (Mexico)............... 8.300    08/15/31         8,121,225
  28,000   United States Treasury Bonds................. 9.375    02/15/06        29,129,856
  28,000   United States Treasury Bonds................. 9.000    11/15/18        41,840,316
  23,665   United States Treasury Bonds................. 8.750    08/15/20        35,615,825
  39,000   United States Treasury Bonds................. 8.125    08/15/21        56,629,248
  50,000   United States Treasury Bonds................. 7.625    02/15/25        72,050,800
  41,750   United States Treasury Bonds................. 6.375    08/15/27        54,142,903
  10,000   United States Treasury Bonds................. 5.500    08/15/28        11,779,300
  64,850   United States Treasury Bonds................. 6.125    08/15/29        82,823,113
  15,000   United States Treasury Bonds................. 6.250    05/15/30        19,542,780
  31,675   United States Treasury Bonds (STRIPS)........ 0.000    02/15/25        13,535,963
  31,675   United States Treasury Bonds (STRIPS)........ 0.000    02/15/27        12,438,677
 152,000   United States Treasury Notes................. 1.875    01/31/06       150,705,720
  80,000   United States Treasury Notes................. 5.625    02/15/06        81,128,160
  90,000   United States Treasury Notes................. 3.500    11/15/06        89,926,200
  30,000   United States Treasury Notes................. 3.125    05/15/07        29,725,800
  30,000   United States Treasury Notes................. 6.625    05/15/07        31,614,870
  19,000   United States Treasury Notes................. 6.125    08/15/07        19,960,393
 114,000   United States Treasury Notes................. 4.750    11/15/08       117,811,932
  73,000   United States Treasury Notes................. 6.500    02/15/10        81,489,170
  37,340   United States Treasury Notes................. 5.750    08/15/10        40,821,694
 193,800   United States Treasury Notes................. 3.875    02/15/13       194,095,351
 187,900   United States Treasury Notes................. 4.250    08/15/13       192,656,313
  79,460   United States Treasury Notes (STRIPS)........ 0.000    05/15/25        33,395,131
                                                                             ---------------
TOTAL GOVERNMENT OBLIGATIONS..............................................     1,518,256,587
                                                                             ---------------
           ASSET BACKED SECURITIES  2.3%
   2,011   America West Airlines, Inc. ................. 7.100    04/02/21         2,130,875
  14,500   Bank of America Securities Auto Trust........ 4.000    08/18/09        14,504,524
  12,500   BMW Vehicle Owner Trust...................... 2.670    03/25/08        12,389,737
  14,425   Capital Auto Receivables Asset Trust......... 4.050    07/15/09        14,452,005
  11,600   Caterpillar Financial Asset Trust............ 3.900    02/25/09        11,588,441
   8,600   Chase Manhattan Auto Owner Trust............. 2.830    09/15/10         8,401,715
   6,500   CIT Equipment................................ 3.500    09/20/08         6,423,398
   8,525   CNH Equipment Trust.......................... 4.020    04/15/09         8,530,221
   9,500   Daimler Chrysler Auto Trust.................. 2.860    03/09/09         9,349,021
  11,300   Daimler Chrysler Auto Trust.................. 4.040    09/08/09        11,318,817
   8,800   Ford Credit Auto Owner Trust................. 4.170    01/15/09         8,826,528
   8,800   Harley-Davidson Motorcycle Trust............. 3.560    02/15/12         8,734,668

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
$ 10,000   Harley Davidson Motorcycle Trust............. 4.070%   02/15/12   $    10,014,257
  15,800   Harley-Davidson Motorcycle Trust............. 3.760    12/17/12        15,713,953
   7,225   Honda Auto Receivables Owner Trust........... 3.930    01/15/09         7,222,928
  12,275   Honda Auto Receivables Owner Trust........... 3.870    04/20/09        12,265,169
   9,500   Honda Auto Receivables Owner Trust........... 3.060    10/21/09         9,342,658
   9,250   Hyundai Auto Receivables Trust............... 3.980    11/16/09         9,244,450
  13,500   MBNA Credit Card Master Note Trust........... 7.125    04/16/07        13,216,678
  15,500   Merrill Auto Trust Securitization............ 4.100    08/25/09        15,509,688
  17,400   Nissan Auto Receivables Owner Trust.......... 3.990    07/15/09        17,413,328
   2,815   Ras Laffan Natural Gas Co., 144A--Private
           Placement (Qatar) (b)........................ 8.294    03/15/14         3,365,051
   2,315   Southwest Airlines Co. ...................... 5.496    11/01/06         2,355,698
   3,795   Two Rock Pass Through Trust, 144A--
           Private Placement (Bermuda) (Variable
           Rate Coupon) (b) (c)......................... 4.190    02/11/49         3,766,765
   9,900   TXU Electric Delivery Transition Bond Company
           LLC.......................................... 4.810    11/15/12        10,155,721
   5,100   USAA Auto Owner Trust........................ 3.030    06/16/08         5,056,336
   6,300   USAA Auto Owner Trust........................ 3.160    02/17/09         6,236,298
  10,000   USAA Auto Owner Trust........................ 3.900    07/15/09         9,992,277
  15,950   USAA Auto Owner Trust........................ 3.580    02/15/11        15,819,291
   7,600   Volkswagen Auto Lease Trust.................. 3.820    05/20/08         7,589,722
   7,700   Wachovia Auto Owners Trust................... 4.060    09/21/09         7,715,980
   8,195   World Financial Properties, 144A--Private
           Placement (b)................................ 6.910    09/01/13         8,885,178
   3,713   World Financial Properties, 144A--Private
           Placement (b)................................ 6.950    09/01/13         4,025,513
   9,500   World Omni Auto Receivables Trust............ 3.290    11/12/08         9,425,024
                                                                             ---------------
TOTAL ASSET BACKED SECURITIES  2.3%.......................................       320,981,913
                                                                             ---------------
TOTAL LONG-TERM INVESTMENTS  93.3%
  (Cost $11,371,462,274)..................................................    12,916,727,361
                                                                             ---------------
SHORT-TERM INVESTMENTS  6.6%
REPURCHASE AGREEMENT  6.6%
State Street Bank & Trust Co. ($912,570,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 3.25%,
dated 06/30/05, to be sold on 07/01/05 at $912,652,385)...................       912,570,000
                                                                             ---------------

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

DESCRIPTION                                                                       VALUE
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  0.0%
United States Treasury Bills ($3,500,000 par, yielding 2.833%, 07/14/05
maturity) (d).............................................................   $     3,496,419
                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS  6.6%
  (Cost $916,066,454).....................................................       916,066,419
                                                                             ---------------
TOTAL INVESTMENTS  99.9%
  (Cost $12,287,528,728)..................................................    13,832,793,780
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%...............................        20,509,234
                                                                             ---------------

NET ASSETS  $100.0%.......................................................   $13,853,303,014
                                                                             ===============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Variable rate security. Interest rate shown is that in effect at June 30, 2005.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e) Synthetic Convertible

    Security with total market value equal to $15,285,734 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

    ACES--Automatically Convertible Equity Securities

    ADR--American Depositary Receipt

    LYON--Liquid Yield Option Note

    QUIPS--Quarterly Income Preferred Securities

    STRIPS--Separate Trading of Registered Interest and Principal

    TIDES--Term Income Deferrable Equity Securities

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $12,287,528,728)....................  $13,832,793,780
Cash........................................................          911,056
Receivables:
  Fund Shares Sold..........................................       56,784,313
  Interest..................................................       37,380,947
  Investments Sold..........................................       25,673,524
  Dividends.................................................       15,818,226
Other.......................................................          579,948
                                                              ---------------
    Total Assets............................................   13,969,941,794
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       75,343,548
  Fund Shares Repurchased...................................       24,195,075
  Distributor and Affiliates................................       10,701,745
  Investment Advisory Fee...................................        3,988,428
  Variation Margin on Futures...............................          513,438
Accrued Expenses............................................        1,504,515
Trustees' Deferred Compensation and Retirement Plans........          392,031
                                                              ---------------
    Total Liabilities.......................................      116,638,780
                                                              ---------------
NET ASSETS..................................................  $13,853,303,014
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $12,049,736,389
Net Unrealized Appreciation.................................    1,545,037,051
Accumulated Net Realized Gain...............................      272,916,987
Accumulated Undistributed Net Investment Income.............      (14,387,413)
                                                              ---------------
NET ASSETS..................................................  $13,853,303,014
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $8,919,742,478 and 1,039,420,796 shares of
    beneficial interest issued and outstanding).............  $          8.58
    Maximum sales charge (5.75%* of offering price).........              .52
                                                              ---------------
    Maximum offering price to public........................  $          9.10
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,122,994,674 and 369,394,818 shares of
    beneficial interest issued and outstanding).............  $          8.45
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,738,784,521 and 204,867,208 shares of
    beneficial interest issued and outstanding).............  $          8.49
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $69,175,219 and 8,032,427 shares of
    beneficial interest issued and outstanding).............  $          8.61
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,606,122 and 303,825 shares of
    beneficial interest issued and outstanding).............  $          8.58
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $3,757,506)...............................................  $  110,133,629
Interest....................................................      74,823,257
Other.......................................................          17,600
                                                              --------------
    Total Income............................................     184,974,486
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, and R of $10,176,956, $15,261,916, $8,100,168,
  and $135,469, respectively)...............................      33,674,509
Investment Advisory Fee.....................................      22,759,853
Shareholder Services........................................       8,790,767
Custody.....................................................         439,455
Legal.......................................................         238,049
Trustees' Fees and Related Expenses.........................          49,975
Other.......................................................       1,797,541
                                                              --------------
    Total Expenses..........................................      67,750,149
    Less Credits Earned on Cash Balances....................         217,627
                                                              --------------
    Net Expenses............................................      67,532,522
                                                              --------------
NET INVESTMENT INCOME.......................................  $  117,441,964
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  315,157,616
  Futures...................................................        (925,645)
                                                              --------------
Net Realized Gain...........................................     314,231,971
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,726,433,374
                                                              --------------
  End of the Period:
    Investments.............................................   1,545,265,052
    Futures.................................................        (228,001)
                                                              --------------
                                                               1,545,037,051
                                                              --------------
Net Unrealized Depreciation During the Period...............    (181,396,323)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  132,835,648
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  250,277,612
                                                              ==============

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED       YEAR ENDED
                                                        JUNE 30, 2005      DECEMBER 31, 2004
                                                       -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................  $   117,441,964      $   174,700,816
Net Realized Gain....................................      314,231,971          442,135,591
Net Unrealized Appreciation/Depreciation During the
  Period.............................................     (181,396,323)         590,605,908
                                                       ---------------      ---------------
Change in Net Assets from Operations.................      250,277,612        1,207,442,315
                                                       ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (86,441,567)        (147,562,630)
  Class B Shares.....................................      (20,430,706)         (43,979,670)
  Class C Shares.....................................      (10,975,718)         (20,816,237)
  Class R Shares.....................................         (519,205)            (656,521)
  Class I Shares.....................................          (23,648)                 -0-
                                                       ---------------      ---------------
                                                          (118,390,844)        (213,015,058)
                                                       ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares.....................................     (108,622,110)         (11,608,496)
  Class B Shares.....................................      (41,620,323)          (4,756,562)
  Class C Shares.....................................      (21,877,002)          (2,380,127)
  Class R Shares.....................................         (676,142)             (59,518)
  Class I Shares.....................................          (20,017)                 -0-
                                                       ---------------      ---------------
                                                          (172,815,594)         (18,804,703)
                                                       ---------------      ---------------
Total Distributions..................................     (291,206,438)        (231,819,761)
                                                       ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (40,928,826)         975,622,554
                                                       ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................    2,192,270,783        3,856,429,285
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................      265,502,813          210,212,248
Cost of Shares Repurchased...........................     (980,845,779)      (1,532,358,801)
                                                       ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...    1,476,927,817        2,534,282,732
                                                       ---------------      ---------------
TOTAL INCREASE IN NET ASSETS.........................    1,435,998,991        3,509,905,286
NET ASSETS:
Beginning of the Period..............................   12,417,304,023        8,907,398,737
                                                       ---------------      ---------------
End of the Period (Including accumulated
  undistributed net investment income of
  $(14,387,413) and $(13,438,533), respectively).....  $13,853,303,014      $12,417,304,023
                                                       ===============      ===============

 32                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                       YEAR ENDED DECEMBER 31,
CLASS A SHARES               JUNE 30,     --------------------------------------------------------
                               2005         2004        2003        2002      2001 (b)      2000
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $   8.62     $   7.90    $   6.62    $   7.46    $   8.07    $   7.65
                             --------     --------    --------    --------    --------    --------
  Net Investment Income....       .09          .16         .15         .16         .20         .20
  Net Realized and
    Unrealized Gain/Loss...       .07          .75        1.30        (.76)       (.40)       1.28
                             --------     --------    --------    --------    --------    --------
Total from Investment
  Operations...............       .16          .91        1.45        (.60)       (.20)       1.48
                             --------     --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       .09          .18         .17         .17         .20         .20
  Distributions from Net
    Realized Gain..........       .11          .01         -0-         .07         .21         .86
                             --------     --------    --------    --------    --------    --------
Total Distributions........       .20          .19         .17         .24         .41        1.06
                             --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $   8.58     $   8.62    $   7.90    $   6.62    $   7.46    $   8.07
                             ========     ========    ========    ========    ========    ========

Total Return (a)...........     1.91%*      11.77%      22.16%      -8.32%      -2.23%      20.19%
Net Assets at End of the
  Period (In millions).....  $8,919.7     $7,737.1    $5,198.4    $2,851.6    $2,268.0    $1,628.7
Ratio of Expenses to
  Average Net Assets.......      .78%         .80%        .83%        .82%        .82%        .82%
Ratio of Net Investment
  Income to Average Net
  Assets...................     2.09%        1.97%       2.18%       2.34%       2.60%       2.62%
Portfolio Turnover.........       20%*         42%         49%         53%         92%         85%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 2.68% to 2.60%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             33

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                       YEAR ENDED DECEMBER 31,
CLASS B SHARES               JUNE 30,     --------------------------------------------------------
                               2005         2004        2003        2002      2001 (b)      2000
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $   8.49     $   7.79    $   6.53    $   7.36    $   7.97    $   7.58
                             --------     --------    --------    --------    --------    --------
  Net Investment Income....       .06          .10         .10         .11         .14         .14
  Net Realized and
    Unrealized Gain/Loss...       .07          .73        1.28        (.76)       (.40)       1.25
                             --------     --------    --------    --------    --------    --------
Total from Investment
  Operations...............       .13          .83        1.38        (.65)       (.26)       1.39
                             --------     --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       .06          .12         .12         .11         .14         .14
  Distributions from Net
    Realized Gain..........       .11          .01         -0-         .07         .21         .86
                             --------     --------    --------    --------    --------    --------
Total Distributions........       .17          .13         .12         .18         .35        1.00
                             --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $   8.45     $   8.49    $   7.79    $   6.53    $   7.36    $   7.97
                             ========     ========    ========    ========    ========    ========

Total Return (a)...........     1.56%*      10.85%      21.31%      -9.02%      -3.02%      18.95%
Net Assets at End of the
  Period (In millions).....  $3,123.0     $3,076.3    $2,622.0    $1,749.6    $1,697.7    $1,352.8
Ratio of Expenses to
  Average Net Assets.......     1.53%        1.55%       1.59%       1.57%       1.58%       1.59%
Ratio of Net Investment
  Income to Average Net
  Assets...................     1.34%        1.21%       1.43%       1.57%       1.84%       1.85%
Portfolio Turnover.........       20%*         42%         49%         53%         92%         85%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.92% to 1.84%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 34                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED DECEMBER 31,
CLASS C SHARES                  JUNE 30,     ----------------------------------------------------
                                  2005         2004        2003       2002     2001 (b)     2000
                               ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................  $   8.52     $   7.82    $   6.55    $ 7.39     $ 7.99     $ 7.58
                                --------     --------    --------    ------     ------     ------
  Net Investment Income.......       .06          .10         .10       .11        .14        .15
  Net Realized and Unrealized
    Gain/Loss.................       .08          .73        1.29      (.77)      (.39)      1.26
                                --------     --------    --------    ------     ------     ------
Total from Investment
  Operations..................       .14          .83        1.39      (.66)      (.25)      1.41
                                --------     --------    --------    ------     ------     ------
Less:
  Distributions from Net
    Investment Income.........       .06          .12         .12       .11        .14        .14
  Distributions from Net
    Realized Gain.............       .11          .01         -0-       .07        .21        .86
                                --------     --------    --------    ------     ------     ------
Total Distributions...........       .17          .13         .12       .18        .35       1.00
                                --------     --------    --------    ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD......................  $   8.49     $   8.52    $   7.82    $ 6.55     $ 7.39     $ 7.99
                                ========     ========    ========    ======     ======     ======

Total Return (a)..............     1.67%*      10.81%      21.40%(c) -9.12%     -2.88%     19.22%
Net Assets at End of the
  Period (In millions)........  $1,738.8     $1,561.6    $1,071.9    $529.5     $365.6     $209.8
Ratio of Expenses to Average
  Net Assets..................     1.53%        1.55%       1.59%     1.58%      1.58%      1.58%
Ratio of Net Investment Income
  to Average Net Assets.......     1.34%        1.22%       1.44%(c)  1.60%      1.84%      1.86%
Portfolio Turnover............       20%*         42%         49%       53%        92%        85%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.91% to 1.84%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

See Notes to Financial Statements                                             35

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS        YEAR ENDED        OCTOBER 1, 2002
                                             ENDED         DECEMBER 31,      (COMMENCEMENT OF
CLASS R SHARES                             JUNE 30,      ----------------     OPERATIONS) TO
                                             2005         2004      2003     DECEMBER 31, 2002
                                          ----------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD..........................    $8.65       $ 7.93    $ 6.63          $6.43
                                             -----       ------    ------          -----
  Net Investment Income..................      .08          .15       .15            .02
  Net Realized and Unrealized Gain.......      .07          .74      1.30            .22
                                             -----       ------    ------          -----
Total from Investment Operations.........      .15          .89      1.45            .24
                                             -----       ------    ------          -----
Less:
  Distributions from Net Investment
    Income...............................      .08          .16       .15            .04
  Distributions from Net Realized Gain...      .11          .01       -0-            -0-
                                             -----       ------    ------          -----
Total Distributions......................      .19          .17       .15            .04
                                             -----       ------    ------          -----
NET ASSET VALUE, END OF THE PERIOD.......    $8.61       $ 8.65    $ 7.93          $6.63
                                             =====       ======    ======          =====

Total Return (a).........................    1.78%*      11.45%    22.15%          3.69%*
Net Assets at End of the Period (In
  millions)..............................    $69.2       $ 40.8    $ 15.2          $  .1
Ratio of Expenses to Average Net
  Assets.................................    1.03%        1.05%     1.12%          1.19%
Ratio of Net Investment Income to Average
  Net Assets.............................    1.86%        1.72%     1.88%          1.67%
Portfolio Turnover.......................      20%*         42%       49%            53%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 36                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                             SIX MONTHS    DECEMBER 23, 2004
                                                               ENDED       (COMMENCEMENT OF
                                                              JUNE 30,      OPERATIONS) TO
                                                                2005       DECEMBER 31, 2004
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $8.61             $8.60
                                                               -----             -----
  Net Investment Income.....................................     .10               -0-**
  Net Realized and Unrealized Gain..........................     .08               .01
                                                               -----             -----
Total from Investment Operations............................     .18               .01
                                                               -----             -----
Less:
  Distributions from Net Investment Income..................     .10               -0-
  Distributions from Net Realized Gain......................     .11               -0-
                                                               -----             -----
Total Distributions.........................................     .21               -0-
                                                               -----             -----
NET ASSET VALUE, END OF THE PERIOD..........................   $8.58             $8.61
                                                               =====             =====

Total Return (a)............................................   2.16%*            0.12%*
Net Assets at End of the Period (In millions)...............   $ 2.6             $ 1.5
Ratio of Expenses to Average Net Assets.....................    .53%              .56%
Ratio of Net Investment Income to Average Net Assets........   2.36%             1.20%
Portfolio Turnover..........................................     20%*              42%

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             37

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The distribution of the Fund's Class B, Class C, Class R and Class I Shares commenced on May 1, 1992, July 6, 1993, October 1, 2002 and December 23, 2004, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $12,356,141,911
                                                              ===============
Gross tax unrealized appreciation...........................  $ 1,628,131,994
Gross tax unrealized depreciation...........................     (151,480,125)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $ 1,476,651,869
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2004 was as follows:

Distribution paid from:
  Ordinary Income...........................................  $213,015,058
  Long-term capital gain....................................    18,804,703
                                                              ------------
                                                              $231,819,761
                                                              ============

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  9,879,558
Undistributed long-term capital gain........................   172,716,820

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $217,627 as a result of credits earned on cash balances.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................      .50%
Next $100 million...........................................      .45%
Next $100 million...........................................      .40%
Over $350 million...........................................      .35%

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $238,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $298,200, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $7,899,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $255,355 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $7,849,841,385, $2,594,591,302,
$1,537,835,383, $64,886,862 and $2,581,457 for Classes A, B, C, R and I
respectively. For the six months ended June 30, 2005, transactions were as follows:

                                                               SHARES           VALUE
Sales:
  Class A.................................................   188,624,102    $1,606,904,230
  Class B.................................................    33,150,479       278,002,207
  Class C.................................................    32,263,143       271,844,620
  Class R.................................................     4,036,698        34,478,448
  Class I.................................................       124,212         1,041,278
                                                            ------------    --------------
Total Sales...............................................   258,198,634    $2,192,270,783
                                                            ============    ==============
Dividend Reinvestment:
  Class A.................................................    21,352,613    $  181,245,427
  Class B.................................................     6,811,792        56,952,543
  Class C.................................................     3,143,758        26,380,883
  Class R.................................................       103,280           880,295
  Class I.................................................         5,136            43,665
                                                            ------------    --------------
Total Dividend Reinvestment...............................    31,416,579    $  265,502,813
                                                            ============    ==============
Repurchases:
  Class A.................................................   (68,435,528)   $ (583,152,056)
  Class B.................................................   (32,801,737)     (275,009,343)
  Class C.................................................   (13,728,007)     (115,599,896)
  Class R.................................................      (826,333)       (7,081,483)
  Class I.................................................          (348)           (3,001)
                                                            ------------    --------------
Total Repurchases.........................................  (115,791,953)   $ (980,845,779)
                                                            ============    ==============

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    At December 31, 2004, capital aggregated $6,644,843,784, $2,534,645,895,
$1,355,209,776, $36,609,602 and $1,499,515 for Classes A, B, C, R and I,
respectively. For the year ended December 31, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   332,840,688    $ 2,685,621,006
  Class B.................................................    75,937,794        602,637,602
  Class C.................................................    66,776,373        532,421,159
  Class R.................................................     4,249,570         34,249,518
  Class I.................................................       174,825          1,500,000
                                                            ------------    ---------------
Total Sales...............................................   479,979,250    $ 3,856,429,285
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    18,018,829    $   146,736,044
  Class B.................................................     5,539,323         44,521,890
  Class C.................................................     2,281,738         18,421,834
  Class R.................................................        65,096            532,480
  Class I.................................................           -0-                -0-
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    25,904,986    $   210,212,248
                                                            ============    ===============
Repurchases:
  Class A.................................................  (110,642,856)   $  (894,311,882)
  Class B.................................................   (55,673,183)      (442,731,397)
  Class C.................................................   (22,903,411)      (183,071,659)
  Class R.................................................    (1,509,004)       (12,243,863)
  Class I.................................................           -0-                -0-
                                                            ------------    ---------------
Total Repurchases.........................................  (190,728,454)   $(1,532,358,801)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2005 and the year ended December 31, 2004, 9,375,159 and 13,114,672 Class B Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2005 and the year ended December 31, 2004, 332,206 and 1,689,289 Class C Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $2,685,600 and CDSC on redeemed shares of approximately $1,612,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,502,253,406 and $2,499,954,045, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2004............................     3,000
Futures Opened..............................................    14,774
Futures Closed..............................................   (11,293)
                                                              --------
Outstanding at June 30, 2005................................     6,481
                                                              ========

    The futures contracts outstanding at June 30, 2005, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACT:
10-Year U.S. Treasury Note--September 2005 (Current Notional
  Value of $113,469 per contract)...........................      100        $ 104,780
SHORT CONTRACTS:
2-Year U.S. Treasury Note--September 2005 (Current Notional
  Value of $207,688 per contract)...........................    2,965          258,951
5-Year U.S. Treasury Note--September 2005 (Current Notional
  Value of $108,891 per contract)...........................    3,416         (591,732)
                                                                -----        ---------
                                                                6,381         (332,781)
                                                                -----        ---------
                                                                6,481        $(228,001)
                                                                =====        =========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares, and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets are accrued daily. The annual fees for Class A and Class R Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $34,367,400 and $1,446,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    Included in the fees for the six months ended June 30, 2005 are payments retained by Van Kampen of approximately $14,243,800 and payments made to Morgan Stanley of approximately $1,330,000.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                             25, 125, 225, 525
                                                                  EQI SAR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01875P-Y06/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005